Expense Example, No Redemption - R2 R3 R4 R5 R6 Shares - Undiscovered Managers Behavioral Value Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	158	502	870	1,906	132	423	735	1,620	107	347	606	1,346	92	298	521	1,162	82	264	462	1,033